Revenue from Contracts with Customers - Remaining Performance Obligations, Backlog Schedule (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Total Backlog	$ 2,995	$ 2,861	$ 3,291